Derivative financial instrument liabilities (Tables)	6 Months Ended
Feb. 29, 2024
IfrsStatementLineItems [Line Items]
Schedule of derivative financial instrument liabilities

	February 29, 2024	August 31, 2023
Derivative warrant liabilities	$1,733	$3,544
Gold zero-cost collars	12	-
Total derivative financial instrument liabilities	$1,745	$3,544

Schedule of derivative warrant liabilities

Amount
As at August 31, 2023	$3,544
Change in fair value	(1,811)
As at February 29, 2024	$1,733

Schedule of assumptions fair value of derivative warrant liabilities

	February 29, 2024	August 31, 2023
Share price	0.33	$0.39
Risk-free interest rate	4.40% - 4.60%	4.43% - 4.66%
Dividend yield	0%	0%
Expected volatility	46% - 49%	52%
Remaining term (in years)	2.0 – 2.9	2.5 – 3.4

Schedule of net loss and net assets

	February 29, 2024
10% change in expected volatilities	Increase	Decrease
(Loss) income	$(626)	$570

Schedule of contracts outstanding

Quantity (ounces)	Floor Price	Ceiling Price	Expiry Date
600	$1,850	$2,150	March 26, 2024
600	$1,850	$2,150	April 26, 2024
600	$1,850	$2,150	May 29, 2024

Gold Zero Cost Collars [Member]
IfrsStatementLineItems [Line Items]
Schedule of derivative warrant liabilities

Amount
As at August 31, 2023	$-
Change in fair value	12
As at February 29, 2024	$12